State Street Institutional Investment Trust

(the “Trust”)

STATE STREET TARGET RETIREMENT FUND

Class I (SSFNX)

Class K (SSFOX)

(the “Fund”)

SUPPLEMENT DATED DECEMBER 2, 2019 TO THE PROSPECTUS

AND SUMMARY PROSPECTUS, EACH DATED APRIL 30, 2019,

AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME

1.

Effective on or about March 27, 2020 (the “Effective Date”), the discussion regarding the Fund’s table of strategic target allocations on page 102 of the Prospectus and on page 2 of the Summary Prospectus is deleted in its entirety and replaced with the following:

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 27, 2020.

Underlying Funds	Target Retirement Fund
State Street Equity 500 Index II Portfolio	15.57%
State Street Small/Mid Cap Equity Index Portfolio	2.93%
State Street Global All Cap Equity ex-U.S. Index Portfolio	11.50%
State Street Aggregate Bond Index Portfolio	20.00%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	18.00%
SPDR Bloomberg Barclays High Yield Bond ETF	7.00%
SPDR Dow Jones Global Real Estate ETF	5.00%
SPDR Portfolio Long Term Treasury ETF	0.00%
SPDR Portfolio Short Term Treasury ETF	16.00%
SPDR Portfolio Short Term Corporate Bond ETF	4.00%

The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssgafunds.com.

2.

The table on page 111, within the section “ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES and RISKS”, is hereby updated to reflect the updated strategic target allocation of the Fund as noted above.

3.	As of the Effective Date, all references to SPDR Portfolio TIPS ETF as an Underlying Fund are deleted in their entirety.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

1127032020SUP

State Street Institutional Investment Trust

(the “Trust”)

STATE STREET TARGET RETIREMENT 2015 FUND

Class I (SSBFX)

Class K (SSBHX)

(the “Fund”)

SUPPLEMENT DATED DECEMBER 2, 2019 TO THE PROSPECTUS

AND SUMMARY PROSPECTUS, EACH DATED APRIL 30, 2019,

AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME

1.

Effective on or about March 27, 2020 (the “Effective Date”), the discussion regarding the Fund’s glide path and corresponding table of strategic target allocations, beginning on page 3 of the Prospectus and page 3 of the Summary Prospectus is deleted in its entirety and replaced with the following:

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 27, 2020.

Underlying Funds	Target Retirement 2015 Fund
State Street Equity 500 Index II Portfolio	15.57%
State Street Small/Mid Cap Equity Index Portfolio	2.93%
State Street Global All Cap Equity ex-U.S. Index Portfolio	11.50%
State Street Aggregate Bond Index Portfolio	20.00%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	18.00%
SPDR Bloomberg Barclays High Yield Bond ETF	7.00%
SPDR Dow Jones Global Real Estate ETF	5.00%
SPDR Portfolio Long Term Treasury ETF	0.00%
SPDR Portfolio Short Term Treasury ETF	16.00%
SPDR Portfolio Short Term Corporate Bond ETF	4.00%

The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssgafunds.com.

2.

The table on page 111, within the section “ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES and RISKS”, is hereby updated to reflect the updated strategic target allocation of the Fund as noted above.

3.	As of the Effective Date, all references to SPDR Portfolio TIPS ETF as an Underlying Fund are deleted in their entirety.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

1027032020SUP

State Street Institutional Investment Trust

(the “Trust”)

STATE STREET TARGET RETIREMENT 2020 FUND

Class I (SSBNX)

Class K (SSBOX)

(the “Fund”)

SUPPLEMENT DATED DECEMBER 2, 2019 TO THE PROSPECTUS

AND SUMMARY PROSPECTUS, EACH DATED APRIL 30, 2019,

AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME

1.

Effective on or about March 27, 2020 (the “Effective Date”), the discussion regarding the Fund’s glide path and corresponding table of strategic target allocations, beginning on page 13 of the Prospectus and page 3 of the Summary Prospectus is deleted in its entirety and replaced with the following:

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 27, 2020.

Underlying Funds	Target Retirement 2020 Fund
State Street Equity 500 Index II Portfolio	21.15%
State Street Small/Mid Cap Equity Index Portfolio	4.47%
State Street Global All Cap Equity ex-U.S. Index Portfolio	16.25%
State Street Aggregate Bond Index Portfolio	20.75%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	18.00%
SPDR Bloomberg Barclays High Yield Bond ETF	7.00%
SPDR Dow Jones Global Real Estate ETF	5.00%
SPDR Portfolio Long Term Treasury ETF	0.00%
SPDR Portfolio Short Term Treasury ETF	5.90%
SPDR Portfolio Short Term Corporate Bond ETF	1.47%

The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssgafunds.com.

2.

The table on page 111, within the section “ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES and RISKS”, is hereby updated to reflect the updated strategic target allocation of the Fund as noted above.

3.	As of the Effective Date, all references to SPDR Portfolio TIPS ETF as an Underlying Fund are deleted in their entirety.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

927032020SUP

State Street Institutional Investment Trust

(the “Trust”)

STATE STREET TARGET RETIREMENT 2025 FUND

Class I (SSBRX)

Class K (SSBSX)

(the “Fund”)

SUPPLEMENT DATED DECEMBER 2, 2019 TO THE PROSPECTUS

AND SUMMARY PROSPECTUS, EACH DATED APRIL 30, 2019,

AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME

1.

Effective on or about March 27, 2020 (the “Effective Date”), the discussion regarding the Fund’s glide path and corresponding table of strategic target allocations, beginning on page 23 of the Prospectus and page 3 of the Summary Prospectus is deleted in its entirety and replaced with the following:

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 27, 2020.

Underlying Funds	Target Retirement 2025 Fund
State Street Equity 500 Index II Portfolio	27.11%
State Street Small/Mid Cap Equity Index Portfolio	6.49%
State Street Global All Cap Equity ex-U.S. Index Portfolio	23.14%
State Street Aggregate Bond Index Portfolio	19.43%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	9.94%
SPDR Bloomberg Barclays High Yield Bond ETF	6.26%
SPDR Dow Jones Global Real Estate ETF	2.63%
SPDR Portfolio Long Term Treasury ETF	4.75%
SPDR Portfolio Short Term Treasury ETF	0.20%
SPDR Portfolio Short Term Corporate Bond ETF	0.05%

The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssgafunds.com.

2.

The table on page 111, within the section “ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES and RISKS”, is hereby updated to reflect the updated strategic target allocation of the Fund as reflecting above.

3.	As of the Effective Date, all references to SPDR Portfolio TIPS ETF as an Underlying Fund are deleted in their entirety.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

827032020SUP

State Street Institutional Investment Trust

(the “Trust”)

STATE STREET TARGET RETIREMENT 2030 FUND

Class I (SSBWX)

Class K (SSBYX)

(the “Fund”)

SUPPLEMENT DATED DECEMBER 2, 2019 TO THE PROSPECTUS

AND SUMMARY PROSPECTUS, EACH DATED APRIL 30, 2019,

AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME

1.

Effective on or about March 27, 2020 (the “Effective Date”), the discussion regarding the Fund’s glide path and corresponding table of strategic target allocations, beginning on page 33 of the Prospectus and page 3 of the Summary Prospectus is deleted in its entirety and replaced with the following:

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 27, 2020.

Underlying Funds	Target Retirement 2030 Fund
State Street Equity 500 Index II Portfolio	31.22%
State Street Small/Mid Cap Equity Index Portfolio	8.51%
State Street Global All Cap Equity ex-U.S. Index Portfolio	29.27%
State Street Aggregate Bond Index Portfolio	15.84%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	0.50%
SPDR Bloomberg Barclays High Yield Bond ETF	4.79%
SPDR Dow Jones Global Real Estate ETF	0.13%
SPDR Portfolio Long Term Treasury ETF	9.75%
SPDR Portfolio Short Term Treasury ETF	0.00%
SPDR Portfolio Short Term Corporate Bond ETF	0.00%

The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssgafunds.com.

2.

The table on page 111, within the section “ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES and RISKS”, is hereby updated to reflect the updated strategic target allocation of the Fund as noted above.

3.	As of the Effective Date, all references to SPDR Portfolio TIPS ETF as an Underlying Fund are deleted in their entirety.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

727032020SUP

State Street Institutional Investment Trust

(the “Trust”)

STATE STREET TARGET RETIREMENT 2035 FUND

Class I (SSCJX)

Class K (SSCKX)

(the “Fund”)

SUPPLEMENT DATED DECEMBER 2, 2019 TO THE PROSPECTUS

AND SUMMARY PROSPECTUS, EACH DATED APRIL 30, 2019,

AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME

1.

Effective on or about March 27, 2020 (the “Effective Date”), the discussion regarding the Fund’s glide path and corresponding table of strategic target allocations, beginning on page 43 of the Prospectus and page 3 of the Summary Prospectus is deleted in its entirety and replaced with the following:

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 27, 2020.

Underlying Funds	Target Retirement 2035 Fund
State Street Equity 500 Index II Portfolio	33.58%
State Street Small/Mid Cap Equity Index Portfolio	10.48%
State Street Global All Cap Equity ex-U.S. Index Portfolio	32.57%
State Street Aggregate Bond Index Portfolio	11.39%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	0.00%
SPDR Bloomberg Barclays High Yield Bond ETF	1.98%
SPDR Dow Jones Global Real Estate ETF	0.00%
SPDR Portfolio Long Term Treasury ETF	10.00%
SPDR Portfolio Short Term Treasury ETF	0.00%
SPDR Portfolio Short Term Corporate Bond ETF	0.00%

The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssgafunds.com.

2.

The table on page 111, within the section “ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES and RISKS”, is hereby updated to reflect the updated strategic target allocation of the Fund as noted above.

3.	As of the Effective Date, all references to SPDR Portfolio TIPS ETF as an Underlying Fund are deleted in their entirety.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

627032020SUP

State Street Institutional Investment Trust

(the “Trust”)

STATE STREET TARGET RETIREMENT 2040 FUND

Class I (SSCNX)

Class K (SSCQX)

(the “Fund”)

SUPPLEMENT DATED DECEMBER 2, 2019 TO THE PROSPECTUS

AND SUMMARY PROSPECTUS, EACH DATED APRIL 30, 2019,

AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME

1.

Effective on or about March 27, 2020 (the “Effective Date”), the discussion regarding the Fund’s glide path and corresponding table of strategic target allocations, beginning on page 53 of the Prospectus and page 3 of the Summary Prospectus is deleted in its entirety and replaced with the following:

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 27, 2020.

Underlying Funds	Target Retirement 2040 Fund
State Street Equity 500 Index II Portfolio	35.01%
State Street Small/Mid Cap Equity Index Portfolio	12.57%
State Street Global All Cap Equity ex-U.S. Index Portfolio	35.17%
State Street Aggregate Bond Index Portfolio	7.25%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	0.00%
SPDR Bloomberg Barclays High Yield Bond ETF	0.00%
SPDR Dow Jones Global Real Estate ETF	0.00%
SPDR Portfolio Long Term Treasury ETF	10.00%
SPDR Portfolio Short Term Treasury ETF	0.00%
SPDR Portfolio Short Term Corporate Bond ETF	0.00%

The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssgafunds.com.

2.

The table on page 111, within the section “ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES and RISKS”, is hereby updated to reflect the updated strategic target allocation of the Fund as noted above.

3.	As of the Effective Date, all references to SPDR Portfolio TIPS ETF as an Underlying Fund are deleted in their entirety.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

627032020SUP

State Street Institutional Investment Trust

(the “Trust”)

STATE STREET TARGET RETIREMENT 2045 FUND

Class I (SSDDX)

Class K (SSDEX)

(the “Fund”)

SUPPLEMENT DATED DECEMBER 2, 2019 TO THE PROSPECTUS

AND SUMMARY PROSPECTUS, EACH DATED APRIL 30, 2019,

AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME

1.

Effective on or about March 27, 2020 (the “Effective Date”), the discussion regarding the Fund’s glide path and corresponding table of strategic target allocations, beginning on page 63 of the Prospectus and page 3 of the Summary Prospectus is deleted in its entirety and replaced with the following:

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 27, 2020.

Underlying Funds	Target Retirement 2045 Fund
State Street Equity 500 Index II Portfolio	35.63%
State Street Small/Mid Cap Equity Index Portfolio	14.82%
State Street Global All Cap Equity ex-U.S. Index Portfolio	37.29%
State Street Aggregate Bond Index Portfolio	2.25%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	0.00%
SPDR Bloomberg Barclays High Yield Bond ETF	0.00%
SPDR Dow Jones Global Real Estate ETF	0.00%
SPDR Portfolio Long Term Treasury ETF	10.00%
SPDR Portfolio Short Term Treasury ETF	0.00%
SPDR Portfolio Short Term Corporate Bond ETF	0.00%

The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssgafunds.com.

2.

The table on page 111, within the section “ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES and RISKS”, is hereby updated to reflect the updated strategic target allocation of the Fund as noted above.

3.	As of the Effective Date, all references to SPDR Portfolio TIPS ETF as an Underlying Fund are deleted in their entirety.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

427032020SUP

State Street Institutional Investment Trust

(the “Trust”)

STATE STREET TARGET RETIREMENT 2050 FUND

Class I (SSDJX)

Class K (SSDLX)

(the “Fund”)

SUPPLEMENT DATED DECEMBER 2, 2019 TO THE PROSPECTUS

AND SUMMARY PROSPECTUS, EACH DATED APRIL 30, 2019,

AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME

1.

Effective on or about March 27, 2020 (the “Effective Date”), the discussion regarding the Fund’s glide path and corresponding table of strategic target allocations, beginning on page 73 of the Prospectus and page 3 of the Summary Prospectus is deleted in its entirety and replaced with the following:

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 27, 2020.

Underlying Funds	Target Retirement 2050 Fund
State Street Equity 500 Index II Portfolio	35.80%
State Street Small/Mid Cap Equity Index Portfolio	15.95%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.25%
State Street Aggregate Bond Index Portfolio	0.00%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	0.00%
SPDR Bloomberg Barclays High Yield Bond ETF	0.00%
SPDR Dow Jones Global Real Estate ETF	0.00%
SPDR Portfolio Long Term Treasury ETF	10.00%
SPDR Portfolio Short Term Treasury ETF	0.00%
SPDR Portfolio Short Term Corporate Bond ETF	0.00%

The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssgafunds.com.

2.

The table on page 111, within the section “ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES and RISKS”, is hereby updated to reflect the updated strategic target allocation of the Fund as noted above.

3.	As of the Effective Date, all references to SPDR Portfolio TIPS ETF as an Underlying Fund are deleted in their entirety.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

327032020SUP

State Street Institutional Investment Trust

(the “Trust”)

STATE STREET TARGET RETIREMENT 2055 FUND

Class I (SSDOX)

Class K (SSDQX)

(the “Fund”)

SUPPLEMENT DATED DECEMBER 2, 2019 TO THE PROSPECTUS

AND SUMMARY PROSPECTUS, EACH DATED APRIL 30, 2019,

AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME

1.

Effective on or about March 27, 2020 (the “Effective Date”), the discussion regarding the Fund’s glide path and corresponding table of strategic target allocations, beginning on page 83 of the Prospectus and page 3 of the Summary Prospectus is deleted in its entirety and replaced with the following:

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 27, 2020.

Underlying Funds	Target Retirement 2055 Fund
State Street Equity 500 Index II Portfolio	35.80%
State Street Small/Mid Cap Equity Index Portfolio	15.95%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.25%
State Street Aggregate Bond Index Portfolio	0.00%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	0.00%
SPDR Bloomberg Barclays High Yield Bond ETF	0.00%
SPDR Dow Jones Global Real Estate ETF	0.00%
SPDR Portfolio Long Term Treasury ETF	10.00%
SPDR Portfolio Short Term Treasury ETF	0.00%
SPDR Portfolio Short Term Corporate Bond ETF	0.00%

The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssgafunds.com.

2.

The table on page 111, within the section “ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES and RISKS”, is hereby updated to reflect the updated strategic target allocation of the Fund as noted above.

3.	As of the Effective Date, all references to SPDR Portfolio TIPS ETF as an Underlying Fund are deleted in their entirety.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

227032020SUP

State Street Institutional Investment Trust

(the “Trust”)

STATE STREET TARGET RETIREMENT 2060 FUND

Class I (SSDWX)

Class K (SSDYX)

(the “Fund”)

SUPPLEMENT DATED DECEMBER 2, 2019 TO THE PROSPECTUS

AND SUMMARY PROSPECTUS, EACH DATED APRIL 30, 2019,

AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME

1.

Effective on or about March 27, 2020 (the “Effective Date”), the discussion regarding the Fund’s glide path and corresponding table of strategic target allocations, beginning on page 93 of the Prospectus and page 3 of the Summary Prospectus is deleted in its entirety and replaced with the following:

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 27, 2020.

Underlying Funds	Target Retirement 2060 Fund
State Street Equity 500 Index II Portfolio	35.80%
State Street Small/Mid Cap Equity Index Portfolio	15.95%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.25%
State Street Aggregate Bond Index Portfolio	0.00%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	0.00%
SPDR Bloomberg Barclays High Yield Bond ETF	0.00%
SPDR Dow Jones Global Real Estate ETF	0.00%
SPDR Portfolio Long Term Treasury ETF	10.00%
SPDR Portfolio Short Term Treasury ETF	0.00%
SPDR Portfolio Short Term Corporate Bond ETF	0.00%

The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssgafunds.com.

2.

The table on page 111, within the section “ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES and RISKS”, is hereby updated to reflect the updated strategic target allocation of the Fund as noted above.

3.	As of the Effective Date, all references to SPDR Portfolio TIPS ETF as an Underlying Fund are deleted in their entirety.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

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